EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions		8 Months Ended	12 Months Ended
	Sep. 25, 2017 USD ($)	Dec. 31, 2017	Dec. 31, 2017 USD ($) investment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Increase in equity accounted investments from acquisitions			$ 231	$ 0
Economic interest		9.00%
Voting interest		29.00%
Payments to acquire interests in joint ventures			208	0	$ 365
Additions to equity accounted investments			208	0
Distributions received from equity accounted investments			$ 59	$ 25
Number of investments accounting for using equity method, publicly listed entities | investment			2
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest				14.00%
Voting interest				29.00%
Distributions received from equity accounted investments			$ 34
Teekay Offshore
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	60.00%
Voting interest	49.00%
Payments to acquire interests in joint ventures	$ 317
Additions to equity accounted investments			$ 208